Consolidated Statements of Income - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest Income
Interest and fees on loans and leases	$ 19,518	$ 13,252	$ 11,481
Interest on securities	3,066	2,763	2,090
Interest on other earning assets	1,868	619	199
Total interest income	24,452	16,634	13,770
Interest Expense
Interest on deposits	6,427	1,145	148
Interest on long-term debt	2,215	791	573
Interest on other borrowings	1,286	385	47
Total interest expense	9,928	2,321	768
Net Interest Income	14,524	14,313	13,002
Provision for credit losses	2,109	777	(813)
Net Interest Income After Provision for Credit Losses	12,415	13,536	13,815
Noninterest Income
Noninterest income	5,498	5,660	6,668
Noninterest Expense
Personnel expense	6,516	6,558	6,998
Professional fees and outside processing	1,192	1,322	1,374
Software expense	868	887	913
Net occupancy expense	658	690	713
Amortization of intangibles	395	455	472
Equipment expense	381	449	484
Marketing and customer development	260	321	277
Operating lease depreciation	175	184	190
Regulatory costs	824	183	137
Merger-related and restructuring charges	320	466	793
Goodwill, Impairment Loss	6,078	0	0
Other expense	1,011	652	751
Total noninterest expense	18,678	12,167	13,102
Earnings
Income (loss) before income taxes	(765)	7,029	7,381
Provision for income taxes	738	1,250	1,408
Net income (loss) from continuing operations	(1,503)	5,779	5,973
Net income (loss) from discontinued operations	456	488	464
Net income (loss)	(1,047)	6,267	6,437
Noncontrolling interests from continuing operations	0	0	(3)
Noncontrolling interests from discontinued operations	44	7	0
Preferred stock dividends and other	361	333	407
Net income (loss) available to common shareholders	$ (1,452)	$ 5,927	$ 6,033
Basic earnings from continuing operations	$ (1.40)	$ 4.10	$ 4.16
Basic EPS	(1.09)	4.46	4.51
Diluted earnings from continuing operations	(1.40)	4.07	4.13
Diluted EPS	$ (1.09)	$ 4.43	$ 4.47
Basic weighted average shares outstanding (in shares)	1,331,963	1,328,120	1,337,144
Diluted weighted average shares outstanding (in shares)	1,331,963	1,338,462	1,349,378
Wealth management income
Noninterest Income
Noninterest income	$ 1,358	$ 1,338	$ 1,392
Investment banking and trading income
Noninterest Income
Noninterest income	822	995	1,441
Card and payment related fees
Noninterest Income
Noninterest income	936	944	874
Service charges on deposits
Noninterest Income
Noninterest income	873	1,028	1,062
Mortgage banking income
Noninterest Income
Noninterest income	437	460	734
Lending related fees
Noninterest Income
Noninterest income	447	375	349
Operating lease income
Noninterest Income
Noninterest income	254	258	262
Securities gains (losses)
Noninterest Income
Noninterest income	0	(71)	0
Other income
Noninterest Income
Noninterest income	$ 371	$ 333	$ 554